World Omni Auto Receivables Trust 2011-A	Exhibit 99.1
Monthly Servicer Certificate
May 31, 2014

Dates Covered
Collections Period	05/01/14 - 05/31/14
Interest Accrual Period	05/15/14 - 06/15/14
30/360 Days	30
Actual/360 Days	32
Distribution Date	06/16/14

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/14	141,401,436.22	18,107
Yield Supplement Overcollateralization Amount at 04/30/14	2,590,102.26	0
Receivables Balance at 04/30/14	143,991,538.48	18,107
Principal Payments	9,479,256.49	418
Defaulted Receivables	210,808.60	19
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/14	2,290,766.75	0
Pool Balance at 05/31/14	132,010,706.64	17,670

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	865,079,666.68	50,540

Delinquent Receivables:
Past Due 31-60 days	3,015,237.25	275
Past Due 61-90 days	507,639.33	48
Past Due 91 + days	113,939.90	15
Total	3,636,816.48	338

Total 31+ Delinquent as % Ending Pool Balance	2.75%

Recoveries	152,323.96

Aggregate Net Losses/(Gains) - May 2014	58,484.64

Overcollateralization Target Amount	8,259,860.66
Actual Overcollateralization	8,259,860.66

Weighted Average APR	3.82%
Weighted Average APR, Yield Adjusted	6.01%
Weighted Average Remaining Term	23.32

Flow of Funds	$ Amount

Collections	10,101,727.89
Advances	(2,688.36)
Investment Earnings on Cash Accounts	205.95
Servicing Fee	(119,992.95)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	9,979,252.53

Distributions of Available Funds
(1) Class A Interest	133,993.42
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	47,310.65
(4) Second Priority Principal Distributable Amount	0.00
(5) Class C Interest	50,358.47
(6) Third Priority Principal Distributable Amount	906,643.41
(7) Required Reserve Account	0.00
(8) Noteholders' Principal Distributable Amount	8,259,860.66
(9) Distribution to Certificateholders	581,085.92
(10) Remaining Amounts	0.00

Total Distributions of Available Funds	9,979,252.53

Servicing Fee	119,992.95
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	749,995,000.00
Original Class B	24,366,000.00
Original Class C	24,367,000.00

Total Class A, B & C
Note Balance @ 05/15/14	132,917,350.05
Principal Paid	9,166,504.07
Note Balance @ 06/16/14	123,750,845.98

Class A-1
Note Balance @ 05/15/14	0.00
Principal Paid	0.00
Note Balance @ 06/16/14	0.00
Note Factor @ 06/16/14	0.0000000%

Class A-2
Note Balance @ 05/15/14	0.00
Principal Paid	0.00
Note Balance @ 06/16/14	0.00
Note Factor @ 06/16/14	0.0000000%

Class A-3
Note Balance @ 05/15/14	0.00
Principal Paid	0.00
Note Balance @ 06/16/14	0.00
Note Factor @ 06/16/14	0.0000000%

Class A-4
Note Balance @ 05/15/14	84,184,350.05
Principal Paid	9,166,504.07
Note Balance @ 06/16/14	75,017,845.98
Note Factor @ 06/16/14	58.6099816%

Class B
Note Balance @ 05/15/14	24,366,000.00
Principal Paid	0.00
Note Balance @ 06/16/14	24,366,000.00
Note Factor @ 06/16/14	100.0000000%

Class C
Note Balance @ 05/15/14	24,367,000.00
Principal Paid	0.00
Note Balance @ 06/16/14	24,367,000.00
Note Factor @ 06/16/14	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	231,662.54
Total Principal Paid	9,166,504.07
Total Paid	9,398,166.61

Class A-1
Coupon	0.29442%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.64000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.11000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	1.91000%
Interest Paid	133,993.42
Principal Paid	9,166,504.07
Total Paid to A-4 Holders	9,300,497.49

Class B
Coupon	2.33000%
Interest Paid	47,310.65
Principal Paid	0.00
Total Paid to B Holders	47,310.65

Class C
Coupon	2.48000%
Interest Paid	50,358.47
Principal Paid	0.00
Total Paid to C Holders	50,358.47

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2900393
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.4763775
Total Distribution Amount	11.7664168

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	1.0468645
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	71.6161106
Total A-4 Distribution Amount	72.6629751

B Interest Distribution Amount	1.9416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9416667

C Interest Distribution Amount	2.0666668
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.0666668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	98.91
Noteholders' Principal Distributable Amount	901.09

Account Balances	$ Amount

Advances
Balance as of 04/30/14	32,572.01
Balance as of 05/31/14	29,883.65
Change	(2,688.36)

Reserve Account
Balance as of 05/15/14	2,064,965.17
Investment Earnings	35.64
Investment Earnings Paid	(35.64)
Deposit/(Withdrawal)	-
Balance as of 06/16/14	2,064,965.17
Change	-

Required Reserve Amount	2,064,965.17